22. Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net income (loss) for the year attributable to equity holders of the parent	R$ (1,085,393)	R$ 18,792	R$ 845,985
Common Shares [Member]
Numerator
Net income (loss) for the year attributable to equity holders of the parent	R$ (254,828)	R$ 7,708	R$ 351,619
Denominator
Weighted average number of outstanding shares	2,863,683	4,981,350	5,035,037
Effects of dilution from stock options	0	0	0
Adjusted weighted average number of outstanding shares and diluted presumed conversions	2,863,683	4,981,350	5,035,037
Basic earnings (loss) per share (in dollars per share)	R$ (0.089)	R$ 0.002	R$ 0.07
Diluted earnings (loss) per share (in dollars per share)	R$ (0.089)	R$ 0.002	R$ 0.07
Preference shares [member]
Numerator
Net income (loss) for the year attributable to equity holders of the parent	R$ (830,565)	R$ 11,084	R$ 494,366
Denominator
Weighted average number of outstanding shares	266,676	204,664	202,261
Effects of dilution from stock options	0	2,614	347
Adjusted weighted average number of outstanding shares and diluted presumed conversions	266,676	207,278	202,608
Basic earnings (loss) per share (in dollars per share)	R$ (3.115)	R$ 0.054	R$ 2.444
Diluted earnings (loss) per share (in dollars per share)	R$ (3.115)	R$ 0.053	R$ 2.44